Condensed Consolidated Statements of Cash Flows (Unaudited) - EUR (€) € in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net profit	€ 125,232	€ 64,497
Adjustments to reconcile net profit to net cash flows from operating activities:
Depreciation and amortization	53,504	47,384
Loss (gain) on disposal of property, plant and equipment	54	(62)
Change in expected credit loss	186	(128)
Finance cost, net	50,390	63,439
Net exchange differences	8,351	17,138
Non-cash operating items	243	2,394
Income tax expense	63,731	40,144
Income tax paid	(113,596)	(10,153)
MIP personal income tax paid		(11,426)
Changes in working capital
Inventories	(68,810)	(65,902)
Right to return assets	54	(278)
Trade and other receivables	(134,916)	(109,140)
Trade and other payables	(4,946)	21
Accrued Liabilities	(25)	(7,809)
Other current financial liabilities	283	863
Other current provision	(9,404)	(14,982)
Contract liabilities	(3,345)	2,874
Prepayments	(831)	(8,231)
Other	3,912	(6,110)
Net cash flows provided by (used in) operating activities	(29,933)	4,533
Cash flows from investing activities
Interest received, net of taxes withheld	3,161	2,164
Purchases of property, plant and equipment	(33,541)	(34,931)
Proceeds from sales of property, plant and equipment	19	78
Purchases of intangible assets	(6,094)	(2,303)
Purchase of other assets	(1,430)
Receipt of government grant	1,888	8,739
Net cash flows used in investing activities	(35,997)	(26,253)
Cash flows from financing activities
IPO Proceeds, net of transaction costs		449,214
Repayment of loans and borrowings	(4,205)	(525,278)
Payment of transaction costs related to refinancing	(250)
Interest paid	(26,294)	(49,453)
Payments of lease liabilities	(20,599)	(16,656)
Interest portion of lease liabilities	(4,636)	(3,928)
Net cash flows used in financing activities	(55,984)	(146,101)
Net decrease in cash and cash equivalents	(121,914)	(167,821)
Cash and cash equivalents at beginning of period	355,843	344,408
Net foreign exchange difference	1,470	(859)
Cash and cash equivalents at end of period	€ 235,399	€ 175,728